Note 4 - Segment and Revenue Information (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Revenue from contracts with customers:
Search	84,180	121,961	140,162
Advertising	71,292	123,870	187,405
Technology licensing and other revenue	-	2,182	789
Total revenue	155,472	248,013	328,356
Direct expenses:
Technology and platform fees	(3,315)	(3,899)	(4,103)
Content cost	(4,312)	(3,712)	(3,834)
Cost of inventory sold	-	(5,506)	(46,650)
Other cost of revenue	140	-	-
Marketing and distribution expenses	(47,042)	(120,385)	(114,522)
Credit loss expense	(568)	(557)	(1,436)
Total direct expenses	(55,097)	(134,059)	(170,545)
Contribution by segment	100,375	113,954	157,811
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Revenue from contracts with customers:
Advertising	216	40	29
Technology licensing and other revenue	9,368	2,937	2,652
Total revenue	9,584	2,978	2,681
Direct expenses:
Technology and platform fees	-	(573)	(1)
Cost of inventory sold	(700)	(1)	-
Other cost of revenue	(3,925)	-	-
Marketing and distribution expenses	(818)	(559)	(466)
Credit loss expense	(1,281)	-	49
Total direct expenses	(6,724)	(1,132)	(418)
Contribution by segment	2,860	1,846	2,263

Reconciliation of contribution by segment to net income (loss) [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Contribution by segments	103,235	115,800	160,073
Other operating income	11,542	466	469
Personnel expenses, including share-based remuneration (1)	(59,977)	(74,450)	(74,588)
Credit loss expense related to divested joint venture	(10,476)	-	-
Depreciation and amortization	(20,234)	(19,600)	(13,939)
Impairment of non-financial assets	-	(5,624)	(3,194)
Other operating expenses (1)	(26,538)	(22,802)	(27,015)
Share of net income (loss) of equity-accounted investees	2,005	(29,376)	(6)
Impairment of equity-accounted investee	-	(115,477)	-
Fair value gain on investments	24,000	116,561	1,500
Finance income	13,633	123	21,454
Finance expenses	(516)	(6,912)	(39,729)
Foreign exchange gain (loss)	833	(1,814)	(1,157)
Profit (loss) before income taxes from continuing operations	37,507	(43,106)	23,870

Disclosure of disaggregation of revenue from contracts with customers [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
United States	86,226	144,570	172,288
Russia	15,239	16,156	20,288
Other locations	63,591	90,264	138,460
Total revenue	165,056	250,991	331,037
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Customer group 1	76,184	128,650	148,481
Customer group 2	16,281	18,494	29,418

Disclosure of other operating income [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Gain from disposal of subsidiaries	5,289	-	-
Gain from divestment of joint venture	2,063	-	-
Government granted VAT refund	4,030	-	-
Other items	160	466	469
Total other operating income	11,542	466	469